Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,881,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,916.97
Total Offset Amount	0.00
Net Fee	1,916.97
Narrative - Max Aggregate Offering Price	$ 13,881,000.00
Final Prospectus	true